VARIABLE INTEREST ENTITY	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
VARIABLE INTEREST ENTITY

As of June 30, 2015 and December 31, 2014, the Company determined that Atlas fit the description of a VIE, with the Company as the primary beneficiary, because officers and directors of the Company are the majority shareholders of Atlas and have the ability to direct the activities of the entity. Atlas is also contracted to provide all inventory collected that meets quality standards to the Company at fixed rates. As a result of the control the Company has over Atlas, the accounts of Atlas have been consolidated with the accounts of the Company in accordance with ASC 810-10.

The carrying amount and classification of the assets and liabilities of Atlas that are included in the Company’s consolidated balance sheets are as follows:

	June 30, 2015	December 31, 2014
Total current assets	$223,470	$94,474
Total assets	599,864	562,322
Total current liabilities	215,007	140,365
Total liabilities	415,007	629,365

The amounts shown in the above table as of June 30, 2015 and December 31, 2014 include intercompany payables and receivables that have been eliminated in consolidating Atlas with the Company. As of June 30, 2015 and December 31, 2014, $173,812 and $62,820 were payables due to Atlas for inventory received. As of June 30, 2015 and December 31, 2014, $0 and $7,288 were payable to the Company for expenses paid on behalf of Atlas. As of June 30, 2015 and December 31, 2014, $35,620 and $0 were payable to Atlas for expenses paid on behalf of the Company.

The amounts and classification of income and expenses of Atlas that are in the Company’s consolidated statements of operations are as follows:

	Three Months Ending
	June 30, 2015	June 30, 2014
Revenues	$161,575	$586,735
Cost of goods	(80,753)	(350,707)
Gross margin	80,822	236,028
Expenses	27,336	276,440
Net income (loss)	$(53,486)	$(40,412)

The amounts shown in the above table for the three months ended June 30, 2015 and 2014, include sales and purchases that have been eliminated in consolidating Atlas with the Company. During the three months ended June 30, 2015 and 2014, the Company purchased inventory from Atlas of $167,059 and $314,681, respectively.

	Six Months Ending
	June 30, 2015	June 30, 2014
Revenues	$341,900	$1,105,114
Cost of goods	(179,810)	(625,165)
Gross margin	162,090	479,366
Expenses	124,260	466,342
Net income (loss)	$37,830	$13,024

The amounts shown in the above table for the six months ended June 30, 2015 and 2014, include sales and purchases that have been eliminated in consolidating Atlas with the Company. During the six months ended June 30, 2015 and 2014, the Company purchased inventory from Atlas of $344,262 and $643,827, respectively.

As of December 31, 2014 and 2013, the Company determined that Atlas Global, LLC fit the description of a variable interest entity, with the Company. as the primary beneficiary, because the officers and directors of Epic Corp. are the majority shareholders of Atlas and have the ability to direct the activities of the entity.  Atlas is also contracted to provide all inventory collected that meets quality standards to Epic at fixed rates.  As a result of the control Epic has over Atlas the accounts of Atlas have been consolidated with the accounts of the Company in accordance with ASC 810-10.

The carrying amount and classification of the assets and liabilities of Atlas that are included in the consolidated balance sheets are as follows:

	December 31, 2014	December 31, 2013
Total current assets	$94,474	$88,491
Total assets	562,322	439,742
Total current liabilities	140,365	84,800
Total liabilities	629,365	521,800

The amounts shown in the above table as of December 31, 2014 and 2013 include intercompany payables and receivables that have been eliminated in consolidating Atlas with the Company. As of December 31, 2014 and December 31, 2013, $62,820 and $43,702 were payables due to Atlas for inventory received. As of December 31, 2014 and 2013, $7,288 and $0 were payable to Epic for expenses paid on behalf of Atlas.

The amounts and classification of income and expenses of Atlas that are in the consolidated statements of operations are as follows:

	Years Ending
	December 31, 2014	December 31, 2013
Revenues	$2,228,086	$1,563,217
Cost of goods	(1,378,689)	(791,287)
Gross margin	849,397	771,930
Expenses	807,346	873,580
Net income (loss)	$42,051	$(107,650)

The amounts shown in the above table for the years ending December 31, 2014 and 2013 include sales and purchases that have been eliminated in consolidating Atlas with the Company. During the years ending December 31, 2014 and December 31, 2013, the Company purchased inventory from Atlas of $1,764,315 and $256,720, respectively.